Accounts Receivable	6 Months Ended
Jun. 30, 2026
Receivables [Abstract]
Accounts Receivable

3.	Accounts Receivable:

The accounts receivable as at June 30, 2026, is summarized as follows:

	June 30, 2026	December 31, 2025
Accounts receivable	$4,334,509	$5,386,607

Provision for doubtful accounts	(421,717)	(356,167)

Net accounts receivable	$3,912,792	$5,030,440

The Company has a doubtful debt provision of $421,717 (December 31, 2025 - $356,167) for existing accounts receivable.